INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORY
Schedule of Inventory

	December 31,
	2022	2021
	U.S. dollars in thousands
Raw materials	1,797	3,012
Work in progress	2,385	5,195
Finished goods	6,827	6,603
	11,009	14,810